Income Tax (Details) - USD ($)		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2016
Income Tax [Line Items]
Profits tax (in Dollars)
Enterprise income tax rate, percentage		25.00%
Income tax rate, percentage		25.00%
Valuation allowance (in Dollars)					$ 1,200,000
Deferred tax assets balance (in Dollars)		$ 11,987	$ 12,324
Hong Kong [Member]
Income Tax [Line Items]
Profit taxes		16.50%	16.50%	16.50%
PRC [Member]
Income Tax [Line Items]
Statutory income tax rate	25.00%	25.00%
Withholding tax, percentage		10.00%